Investment of associates - Schedule of Activity Related of Investment (Details) - Polestar Technology $ in Thousands	6 Months Ended
Jun. 30, 2024 USD ($)
Revenue From Investments In Associates [Roll Forward]
Beginning balance	$ 0
Investment in Polestar Times Technology	4,900
Elimination of effects of downstream sales	(550)
Recognized share of losses in Polestar Times Technology	(4,350)
Ending balance	0
Unrecognized Amounts From Investments With Associates [Roll Forward]
Unrecognized Losses in Polestar Technology	(1,407)
Unrecognized effects of downstream sales	(6,386)
Unrecognized share of losses in Polestar Times Technology	(29,231)
Unrecognized Losses in Polestar Technology	$ (37,024)